Offerings - Offering: 1	Sep. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	Maximum Aggregate Offering Price estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any. Amount of Registration Fee calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.